Annual Total Returns[BarChart] - Victory Sycamore Established Value Fund - Class R	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.03%)	11.91%	34.16%	11.75%	0.48%	20.44%	15.44%	(10.41%)	28.08%	7.57%